Schedule of Deferred Taxes (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 924,000	$ 339,000
Valuation allowance	(924,000)	(339,000)
Net non-current deferred tax asset